Game operating cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of comparative information prepared under previous GAAP [line items]
Depreciation and amortization	$ (559)	$ (1,662)	$ (1,029)	$ (3,272)
Game operation cost	(14,561)	(14,221)	(28,346)	(27,860)
Game Operation Cost [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses	(6,772)	(7,335)	(14,022)	(14,601)
Technical support services	(7,453)	(5,835)	(13,678)	(11,165)
Depreciation and amortization	(336)	(1,051)	(646)	(2,094)
Game operation cost	$ (14,561)	$ (14,221)	$ (28,346)	$ (27,860)